UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

200A Executive Drive, Edgewood, New York	11717
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 200A Executive Drive, Edgewood, New York 11717

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:	December 31, 2013

Date of reporting period:	June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
Value Fund, Inc.

Semi-Annual Report
June 30, 2013
(Unaudited)

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Results of Annual Meeting of Stockholders	16

Investment Management Agreement Approval Disclosure	17

Description of Dividend Reinvestment Plan	18

Proxy Voting and Portfolio Holdings Information	20

Privacy Policy Notice	21

Summary of General Information	24

Stockholder Information	24

Cornerstone Strategic Value Fund, Inc.
Portfolio Summary – as of June 30, 2013 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	42.9
Information Technology	9.8
Financials	9.6
Health Care	7.0
Energy	6.5
Consumer Discretionary	6.5
Consumer Staples	5.9
Industrials	5.8
Utilities	1.7
Telecommunication Services	1.6
Materials	1.5
Other	1.2

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	BlackRock Global Opportunities Equity Trust	Closed-End Funds	4.3
2.	Apple Inc.	Information Technology	2.7
3.	Exxon Mobil Corporation	Energy	2.6
4.	Alpine Total Dynamic Dividend Fund	Closed-End Funds	2.2
5.	BlackRock Enhanced Equity Dividend Trust	Closed-End Funds	2.1
6.	Wal-Mart Stores, Inc.	Consumer Staples	1.9
7.	Wells Fargo & Company	Financials	1.9
8.	BlackRock International Growth and Income Trust	Closed-End Funds	1.9
9.	JPMorgan Chase & Co.	Financials	1.8
10.	General Electric Company	Industrials	1.6

Cornerstone Strategic Value Fund, Inc.
Schedule of Investments – June 30, 2013 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 98.78%
CLOSED-END FUNDS — 42.95%
CONVERTIBLE SECURITIES — 0.90%
Advent Claymore Global Convertible Securities and Income Fund II	86,353	$595,836
AllianzGI Equity & Convertible Income Fund	18,226	334,083
		929,919
CORE — 3.19%
Adams Express Company (The)	45,300	542,241
Advent/Claymore Enhanced Growth & Income Fund	27,514	269,087
General American Investors Company, Inc.	33,741	1,077,688
Guggenheim Equal Weight Enhanced Equity Income Fund	15,973	290,549
Royce Micro-Cap Trust, Inc.	7,262	78,502
Tri-Continental Corporation	33,275	596,288
Zweig Fund, Inc. (The)	33,767	432,893
		3,287,248
CORPORATE DEBT INVESTMENT GRADE-LEVERAGED — 1.91%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	100,155	1,186,837
Western Asset/Claymore Inflation-Linked Securities & Income Fund	65,367	781,789
		1,968,626
CORPORATE DEBT INVESTMENT GRADE-RATED — 1.02%
Cutwater Select Income Fund	4,259	78,195

Description	No. of Shares	Value
CORPORATE DEBT INVESTMENT GRADE-RATED (continued)
Federated Enhanced Treasury Income Fund	47,044	$612,042
Invesco Van Kampen Bond Fund	2,400	43,992
Morgan Stanley Income Securities Inc.	6,959	118,512
Transamerica Income Shares, Inc.	9,523	196,364
		1,049,105
DEVELOPED MARKET — 0.84%
Aberdeen Israel Fund, Inc.	3,600	51,876
New Germany Fund, Inc. (The)	5,635	99,063
Singapore Fund, Inc. (The)	22,517	291,145
Swiss Helvetia Fund, Inc. (The)	34,349	423,180
		865,264
EMERGING MARKETS — 3.57%
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	3,400	67,660
Central Europe and Russia Fund, Inc. (The)	5,029	149,965
India Fund, Inc. (The)	31,656	606,845
Morgan Stanley India Investment Fund, Inc. *	90,820	1,399,536
Templeton Dragon Fund, Inc	43,000	1,079,300
Templeton Russia and East European Fund, Inc.	825	11,311
Turkish Investment Fund, Inc. (The)	22,948	364,644
		3,679,261
EMERGING MARKETS DEBT — 0.37%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	26,549	383,368

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Schedule of Investments – June 30, 2013 (unaudited) (continued)

Description	No. of Shares	Value
FLEXIBLE INCOME — 1.01%
Putnam Master Intermediate Income Trust	55,158	$274,687
Putnam Premier Income Trust	143,035	765,237
		1,039,924
GENERAL & INSURED LEVERAGED — 2.22%
Invesco Value Municipal Income Trust	8,989	128,099
Nuveen AMT-Free Municipal Income Fund	60,349	777,295
Nuveen Dividend Advantage Municipal Fund 2	23,200	323,640
Nuveen Dividend Advantage Municipal Fund 3	55,923	740,980
Nuveen Dividend Advantage Municipal Income Fund	17,255	230,354
Nuveen Quality Income Municipal Fund, Inc.	6,102	82,438
		2,282,806
GENERAL BOND — 0.53%
Nuveen Build America Bond Opportunity Fund	27,201	544,020

GLOBAL — 4.71%
Alpine Global Dynamic Dividend Fund	67,832	312,027
Alpine Total Dynamic Dividend Fund	572,200	2,237,302
Clough Global Allocation Fund	32,004	485,501
Clough Global Equity Fund	27,532	412,154
Clough Global Opportunities Fund	13,473	173,397

Description	No. of Shares	Value
GLOBAL (continued)
Delaware Enhanced Global Dividend and Income Fund	68,251	$793,759
First Trust Active Dividend Income Fund	38,918	316,793
GDL Fund (The)	3,800	43,282
Nuveen Global Value Opportunities Fund	5,700	73,587
		4,847,802
GLOBAL INCOME — 1.06%
Nuveen Multi-Currency Short-Term Government Income Fund	97,079	1,088,256

HIGH CURRENT YIELD (LEVERAGED) — 2.39%
DWS High Income Opportunities Fund, Inc.	76,315	1,099,699
First Trust Strategic High Income Fund II	46,745	736,234
Neuberger Berman High Yield Strategies Fund Inc.	48,481	621,526
		2,457,459
HIGH YIELD — 0.54%
First Trust High Income Long/Short Fund	31,411	551,577

INCOME & PREFERRED STOCK — 1.29%
John Hancock Premium Dividend Fund	4,000	53,040
Nuveen Quality Preferred Income Fund 3	10,400	87,568
Zweig Total Return Fund, Inc. (The)	92,536	1,190,013
		1,330,621
OPTION ARBITRAGE/OPTIONS STRATEGIES — 12.25%
AllianzGI International & Premium Strategy Fund	64,083	603,021

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Schedule of Investments – June 30, 2013 (unaudited) (continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (continued)
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	33,629	$566,649
BlackRock Enhanced Capital & Income Fund, Inc.	38,744	488,949
BlackRock Enhanced Equity Dividend Trust	286,419	2,179,649
BlackRock Global Opportunities Equity Trust	330,406	4,460,481
BlackRock International Growth and Income Trust	263,713	1,943,565
Eaton Vance Enhanced Equity Income Fund	108,700	1,255,485
Eaton Vance Enhanced Equity Income Fund II	3,481	40,031
Eaton Vance Tax-Managed Diversified Equity Income Fund	27,859	283,326
ING Global Equity Dividend and Premium Opportunity Fund	72,000	674,640
Madison Strategic Sector Premium Fund	9,260	107,323
		12,603,119
PACIFIC EX JAPAN — 0.33%
Taiwan Fund, Inc. *	8,200	133,250
Thai Fund, Inc. (The)	9,700	209,520
		342,770
REAL ESTATE — 0.13%
Neuberger Berman Real Estate Securities Income Fund Inc.	26,593	128,444

SECTOR EQUITY — 4.69%
BlackRock EcoSolutions Investment Trust	24,379	195,520

Description	No. of Shares	Value
SECTOR EQUITY (continued)
BlackRock Energy and Resources Trust	40,081	$1,003,227
BlackRock Real Asset Equity Trust	101,967	886,093
BlackRock Utility and Infrastructure Trust	12,000	217,320
ING Risk Managed Natural Resources Fund	36,366	393,480
Petroleum & Resources Corporation	24,609	631,959
Reaves Utility Income Fund	59,014	1,497,185
		4,824,784

TOTAL CLOSED-END FUNDS		44,204,373

CONSUMER DISCRETIONARY — 6.55%
CBS Corporation - Class B	5,000	244,350
Comcast Corporation - Class A	20,655	865,031
CST Brands, Inc. *	333	10,260
DIRECTV *	5,000	308,100
Ford Motor Company	15,000	232,050
Gap, Inc. (The)	4,000	166,920
Home Depot, Inc. (The)	14,600	1,131,062
Lowe's Companies, Inc.	9,000	368,100
News Corporation - Class B *	5,000	164,100
Macy's, Inc.	4,000	192,000
NIKE, Inc. - Class B	8,000	509,440
Omnicom Group Inc.	2,500	157,175
Starbucks Corporation	4,000	261,960
Time Warner Inc.	7,900	456,778
TJX Companies, Inc. (The)	14,000	700,840
Viacom Inc. - Class B	2,950	200,747
Walt Disney Company (The)	12,200	770,430
		6,739,343

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Schedule of Investments – June 30, 2013 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER STAPLES — 5.91%
Altria Group, Inc.	20,800	$727,792
Coca-Cola Company (The)	19,000	762,090
Colgate-Palmolive Company	10,000	572,900
Costco Wholesale Corporation	2,500	276,425
CVS Caremark Corporation	10,430	596,387
Kimberly-Clark Corporation	3,000	291,420
Philip Morris International, Inc.	8,000	692,960
Walgreen Co.	4,000	176,800
Wal-Mart Stores, Inc.	26,700	1,988,883
		6,085,657
ENERGY — 6.51%
Chevron Corporation	11,732	1,388,365
Cameron International Corporation *	2,000	122,320
ConocoPhillips	13,974	845,427
EOG Resources, Inc.	3,500	460,880
Exxon Mobil Corporation	29,936	2,704,718
Marathon Oil Corporation	5,000	172,900
Phillips 66	7,487	441,059
Schlumberger Limited	6,000	429,960
Valero Energy Corporation	3,000	104,310
WPX Energy, Inc. *	1,666	31,554
		6,701,493
FINANCIALS — 9.60%
Aflac, Inc.	5,500	319,660
Allstate Corporation (The)	5,000	240,600
American Express Company	6,400	478,464
Ameriprise Financial, Inc.	2,500	202,200
Aon plc	5,500	353,925
BB&T Corporation	6,000	203,280
Berkshire Hathaway Inc. - Class B *	11,000	1,231,120

Description	No. of Shares	Value
FINANCIALS (continued)
BlackRock, Inc. - Class A	1,500	$385,275
Capital One Financial Corporation	4,500	282,645
Citigroup, Inc.	7,000	335,790
Discover Financial Services	6,000	285,840
Fifth Third Bancorp	9,000	162,450
Franklin Resources, Inc.	2,500	340,050
JPMorgan Chase & Co.	34,132	1,801,828
Marsh & McLennan Companies, Inc.	5,000	199,600
MetLife, Inc.	7,000	320,320
State Street Corporation	3,500	228,235
SunTrust Banks, Inc.	6,000	189,420
T. Rowe Price Group, Inc.	2,000	146,300
Wells Fargo & Company	47,800	1,972,706
Weyerhaeuser Company	7,000	199,430
		9,879,138
HEALTH CARE — 6.97%
Abbott Laboratories	13,200	460,416
AbbVie Inc.	13,200	545,688
Allergan, Inc.	3,000	252,720
Amgen Inc.	7,800	769,548
Biogen Idec Inc. *	4,000	860,800
Bristol-Myers Squibb Company	12,000	536,280
Cardinal Health, Inc.	2,950	139,240
Celgene Corporation *	6,000	701,460
Cigna Corporation	2,500	181,225
Covidien plc	2,099	131,901
Eli Lilly & Company	6,000	294,720
Johnson & Johnson	10,000	858,600
McKesson Corporation	1,800	206,100
Merck & Company, Inc.	22,267	1,034,302
Wellpoint, Inc.	2,500	204,600
		7,177,600

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Schedule of Investments – June 30, 2013 (unaudited) (concluded)

Description	No. of Shares	Value
INDUSTRIALS — 5.77%
3M Company	7,000	$765,450
Deere & Company	6,500	528,125
Dover Corporation	2,000	155,320
Emerson Electric Company	7,000	381,780
General Electric Company	69,000	1,600,110
Honeywell International Inc.	5,000	396,700
Lockheed Martin Corporation	3,000	325,380
Precision Castparts Corporation	2,000	452,020
Union Pacific Corporation	4,000	617,120
United Technologies Corporation	6,000	557,640
Waste Management, Inc.	4,000	161,320
		5,940,965
INFORMATION TECHNOLOGY — 9.75%
Apple Inc.	6,900	2,732,952
Automatic Data Processing, Inc.	4,000	275,440
eBay Inc. *	10,000	517,200
Google Inc. - Class A *	1,000	880,370
International Business Machines Corporation	6,100	1,165,771
MasterCard Incorporated - Class A	1,200	689,400
Microsoft Corporation	41,800	1,443,354
Oracle Corporation	34,272	1,052,836
Visa Inc. - Class A	6,000	1,096,500
Yahoo! Inc. *	7,000	175,770
		10,029,593
MATERIALS — 1.46%
Air Products & Chemicals, Inc.	2,000	183,140
Dow Chemical Company (The)	7,000	225,190
Ecolab Inc.	2,500	212,975
International Paper Company	2,000	88,620

Description	No. of Shares	Value
MATERIALS (continued)
Monsanto Company	5,000	$494,000
PPG Industries, Inc.	2,000	292,820
		1,496,745
TELECOMMUNICATION SERVICES — 1.65%
AT&T, Inc.	25,039	886,381
Verizon Communications, Inc.	16,000	805,440
		1,691,821
UTILITIES — 1.66%
Consolidated Edison, Inc.	3,000	174,930
Duke Energy Corporation	7,879	531,833
Exelon Corporation	5,000	154,400
NextEra Energy, Inc.	4,000	325,920
Public Service Enterprises Group, Inc.	4,500	146,970
Southern Company (The)	6,000	264,780
Xcel Energy Inc.	4,000	113,360
		1,712,193
TOTAL EQUITY SECURITIES
(cost - $87,674,118)		101,658,921

SHORT-TERM INVESTMENTS — 0.80%
MONEY MARKET FUNDS — 0.80%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $826,131)	826,131	826,131

TOTAL INVESTMENTS — 99.58%
(cost - $88,500,250)		102,485,052

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.42%		434,466

NET ASSETS — 100.00%		$102,919,518

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2013.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Statement of Assets and Liabilities – June 30, 2013 (unaudited)

ASSETS
Investments, at value (cost – $88,500,250) (Notes B and C)	$102,485,052
Receivables:
Investments sold	530,971
Dividends	129,660
Prepaid expenses	10,461
Total Assets	103,156,144

LIABILITIES
Payables:
Investments purchased	63,931
Investment management fees (Note D)	85,212
Directors’ fees and expenses	21,451
Administration fees (Note D)	6,136
Accounting fees (Note D)	7,752
Other accrued expenses	52,144
Total Liabilities	236,626

NET ASSETS (applicable to 18,845,286 common shares of beneficial interest)	$102,919,518

NET ASSET VALUE PER SHARE ($102,919,518 ÷ 18,845,286)	$5.46

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 18,845,286 shares issued and outstanding (100,000,000 shares authorized)	$18,845
Paid-in capital	88,915,871
Net unrealized appreciation in value of investments	13,984,802
Net assets applicable to shares outstanding	$102,919,518

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Statement of Operations – for the Six Months Ended June 30, 2013 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$2,347,169

Expenses:
Investment management fees (Note D)	535,121
Administration fees (Note D)	48,112
Directors’ fees	41,329
Legal and audit fees	25,035
Accounting fees (Note D)	22,033
Printing	21,456
Transfer agent fees	12,339
Custodian fees	10,530
Stock exchange listing fees	4,276
Insurance	1,848
Miscellaneous	8,417
Total Expenses	730,496
Net Investment Income	1,616,673

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	4,223,418
Net change in unrealized appreciation in value of investments	1,451,583
Net realized and unrealized gain on investments	5,675,001

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,291,674

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,616,673	$1,612,985
Net realized gain from investments	4,223,418	6,524,384
Net change in unrealized appreciation in value of investments	1,451,583	3,530,264

Net increase in net assets resulting from operations	7,291,674	11,667,633

Dividends and distributions to stockholders (Note B):
Net investment income	(1,616,673)	(5,332,831)
Net realized gains	(4,223,418)	(2,804,538)
Return-of-capital	(5,638,396)	(11,204,124)

Total dividends and distributions to shareholders	(11,478,487)	(19,341,493)

Common stock transactions:
Proceeds from rights offering of 0 and 5,734,886 shares of newly issued common stock, respectively	—	23,242,931
Offering expenses associated with rights offering	—	(121,886)
Write-off of offering expenses associated with rights offerings	33,517	—
Proceeds from 238,816 and 124,384 shares newly issued in reinvestment of dividends and distributions, respectively	1,368,648	2,146,222

Net increase in net assets from common stock transactions	1,402,165	25,267,267

Total increase/(decrease) in net assets	(2,784,648)	17,593,407

NET ASSETS
Beginning of period	105,704,166	88,110,759
End of period	$102,919,518	$105,704,166

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2013		For the Years Ended December 31,*
	(Unaudited)		2012	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$5.68		$6.13	$7.55	$8.24	$8.71	$18.12
Net investment income #	0.09		0.11	0.07	0.06	0.06	0.15
Net realized and unrealized gain/(loss) on investments	0.30		0.69	(0.04)	0.76	1.52	(5.55)
Net increase/(decrease) in net assets resulting from operations	0.39		0.80	0.03	0.82	1.58	(5.40)

Dividends and distributions to stockholders:
Net investment income	(0.09)		(0.37)	(0.13)	(0.07)	(0.06)	(0.15)
Net realized capital gains	(0.22)		(0.19)	—	—	—	—
Return-of-capital	(0.30)		(0.77)	(1.40)	(1.61)	(2.03)	(4.01)
Total dividends and distributions to stockholders	(0.61)		(1.33)	(1.53)	(1.68)	(2.09)	(4.16)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.08	0.05	0.13	—	—
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.03	0.04	0.04	0.15
Total anti-dilutive effect due to shares issued	0.00	+	0.08	0.08	0.17	0.04	0.15

Net asset value, end of period	$5.46		$5.68	$6.13	$7.55	$8.24	$8.71
Market value, end of period	$7.31		$6.00	$6.59	$8.84	$11.61	$7.62
Total investment return (a)	35.51	%(b)	13.33%	(11.11)%	(10.19)%	89.55%	(49.92)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$102,920		$105,704	$88,111	$64,266	$57,447	$59,510
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (c)	1.36	%(e)	1.40%	1.55%	1.73%	1.80%	1.40%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (c)	1.36	%(e)	1.40%	1.55%	1.74%	2.01%	1.54%
Ratio of net investment income to average net assets (d)	3.02	%(e)	1.83%	0.98%	0.77%	0.79%	1.08%
Portfolio turnover rate	29.71	%(b)	40.75%	38.08%	25.28%	10.81%	13.24%

*	Effective December 23, 2008, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.

#	Based on average shares outstanding.

+	Amount rounds to less than $0.01.

(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.

(c)	Expenses do not include expenses of investments companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

(e)	Annualized.

See accompanying notes to financial statements.

Cornerstone Strategic Value Fund, Inc.
Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2013, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2013, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Cornerstone Strategic Value Fund, Inc.
Notes to Financial Statements (unaudited) (continued)

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2013, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2009 through 2012, and for the six months ended June 30, 2013. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of

Cornerstone Strategic Value Fund, Inc.
Notes to Financial Statements (unaudited) (continued)

increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices
Equity Securities	$101,658,921	$—
Short-Term Investments	826,131	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$102,485,052	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

As of June 30, 2013 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2013.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is currently effective. The guidance requires retrospective application for all comparative periods presented. The Investment Manager has evaluated

Cornerstone Strategic Value Fund, Inc.
Notes to Financial Statements (unaudited) (continued)

the impact ASU 2011-11 and believes that it does not have a material impact on the Fund’s financial statements and disclosures.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2013 certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2013, Cornerstone earned $535,121 for investment management services.

Administration Agreement

Through April 16, 2013, Ultimus Fund Solutions, LLC (“Ultimus”) served as the administrator. Under the terms of the Administration Agreement, Ultimus supplied executive, administrative and regulatory services for the Fund. Ultimus supervised the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund paid Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000. For the period January 1 through April 16, 2013, Ultimus earned $31,481 as administrator.

Effective April 17, 2013, AFS serves as the administrator. Under the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the period April 17 through June 30, 2013, AFS earned $16,631 as administrator.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2013, purchases and sales of securities, other than short-term investments, were $32,716,783 and $30,975,501, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 18,845,286 shares issued and outstanding at June 30, 2013. Transactions in common stock for the six months ended June 30, 2013 were as follows:

Shares at beginning of period	18,606,470
Shares newly issued in reinvestment of dividends and distributions	238,816
Shares at end of period	18,845,286

Cornerstone Strategic Value Fund, Inc.
Notes to Financial Statements (unaudited) (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2012 for the Fund was ordinary income of $5,332,831, long-term capital gains of $2,804,538 and return-of-capital of $11,204,124.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such loss during the year-ended December 31, 2012.

At December 31, 2012, the Fund had no capital loss carryforward for U.S. federal income tax purposes.

The following information is computed on a tax basis for each item as of June 30, 2013:

Cost of portfolio investments	$88,500,250
Gross unrealized appreciation	$16,238,555
Gross unrealized depreciation	(2,253,753)
Net unrealized appreciation	$13,984,802

Results of Annual Meeting of Stockholders (unaudited)

On April 16, 2013, the Annual Meeting of Stockholders of the Fund was held and the following matter were voted upon based on 18,658,208 shares of common stock outstanding on the record date of February 19, 2013:

(1)	To approve the election of two Class III directors to hold office until the year 2016 Annual Meeting of Stockholders.

Name of Directors	For	Withhold	Broker Non-Votes
Glenn W. Wilcox, Sr.	14,498,113	857,510	184,191
Andrew A. Strauss	14,738,773	616,850	184,191

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Strategic Value Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 8, 2013.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the materials and information and discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire provided by Fund legal counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 8, 2013. The materials provided by the Investment Manager described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including regarding the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of investment management personnel. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of

Description of Dividend Reinvestment Plan (unaudited) (concluded)

the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	without charge, upon request, by calling toll-free (866) 668-6558; and

•	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Privacy Policy Notice (unaudited)

FACTS	WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC. (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:
   •  Social Security number
   •  account balances
   •  account transactions
   •  transaction history
   •  wire transfer instructions
   •  checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy Notice (unaudited) (continued)

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

What we do
Who is providing this notice?	Cornerstone Strategic Value Fund, Inc. (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:
   •  open an account
   •  provide account information
   •  give us your contact information
   •  make a wire transfer
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy Notice (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only
   •  sharing for affiliates’ everyday business purposes – information about your creditworthiness
   •  affiliates from using your information to market to you
   •  sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Questions?	Call (866) 668-6558.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)            Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 6, 2013

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	September 6, 2013

* Print the name and title of each signing officer under his or her signature.